SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Jan. 01, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use assets	¥ 94,201,263	$ 14,782,234	¥ 79,113,858	¥ 0
Operating lease liabilities (including operating lease liabilities of VIE without recourse to the Company were nil and RMB13,921,859 as of December 31, 2020 and 2021, respectively)	¥ 21,611,046
ASU adoption adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use assets			79,113,858
ASC 842 | ASU adoption adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Right of use assets			79,113,858
Operating lease liabilities (including operating lease liabilities of VIE without recourse to the Company were nil and RMB13,921,859 as of December 31, 2020 and 2021, respectively)			¥ 31,309,048